UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603


Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

    /s/ Ron King             Raleigh, North Carolina         May 14, 2012
    ------------             -----------------------         ------------
    [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          141
                                         -----------

Form 13F Information Table Value Total:  $   178,878
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
APPLE INC                       COM               037833100       8,861      14,780 SH       SOLE                             14,780
ADOBE SYS INC                   COM               00724F101       1,649      48,064 SH       SOLE                             48,064
ANALOG DEVICES INC              COM               032654105         378       9,350 SH       SOLE                              9,350
AUTOMATIC DATA PROCESSING IN    COM               053015103       3,301      59,810 SH       SOLE                             59,810
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106         210      12,220 SH       SOLE                             12,220
AKAMAI TECHNOLOGIES INC         COM               00971T101       1,328      36,190 SH       SOLE                             36,190
ALCATEL-LUCENT                  SPONSORED ADR     013904305          62      27,502 SH       SOLE                             27,502
APPLIED MATLS INC               COM               038222105         989      79,440 SH       SOLE                             79,440
ADVANCED MICRO DEVICES INC      COM               007903107         278      34,650 SH       SOLE                             34,650
AMGEN INC                       COM               031162100         406       5,970 SH       SOLE                              5,970
AMAZON COM INC                  COM               023135106         228       1,125 SH       SOLE                              1,125
ATMEL CORP                      COM               049513104         399      40,400 SH       SOLE                             40,400
ACTIVISION BLIZZARD INC         COM               00507V109       1,976     154,149 SH       SOLE                            154,149
BOEING CO                       COM               097023105         853      11,475 SH       SOLE                             11,475
BANK OF AMERICA CORPORATION     COM               060505104         549      57,377 SH       SOLE                             57,377
BAXTER INTL INC                 COM               071813109         937      15,675 SH       SOLE                             15,675
BB&T CORP                       COM               054937107       2,214      70,527 SH       SOLE                             70,527
BMC SOFTWARE INC                COM               055921100         768      19,125 SH       SOLE                             19,125
BRISTOL MYERS SQUIBB CO         COM               110122108         208       6,158 SH       SOLE                              6,158
BP PLC                          SPONSORED ADR     055622104         946      21,029 SH       SOLE                             21,029
BOSTON SCIENTIFIC CORP          COM               101137107          95      15,900 SH       SOLE                             15,900
CABELAS INC                     COM               126804301         727      19,050 SH       SOLE                             19,050
CATERPILLAR INC DEL             COM               149123101         459       4,309 SH       SOLE                              4,309
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109         623      14,425 SH       SOLE                             14,425
CHICOS FAS INC                  COM               168615102         184      12,190 SH       SOLE                             12,190
CLOROX CO DEL                   COM               189054109         213       3,100 SH       SOLE                              3,100
CONOCOPHILLIPS                  COM               20825C104       1,265      16,637 SH       SOLE                             16,637
COSTCO WHSL CORP NEW            COM               22160K105       7,649      84,240 SH       SOLE                             84,240
CREE INC                        COM               225447101         412      13,025 SH       SOLE                             13,025
CISCO SYS INC                   COM               17275R102       4,432     209,556 SH       SOLE                            209,556
CHEVRON CORP NEW                COM               166764100       1,313      12,248 SH       SOLE                             12,248
DU PONT E I DE NEMOURS & CO     COM               263534109         263       4,978 SH       SOLE                              4,978
PROSHARES TR                    PSHS ULTRA DOW30  74347R305         460       6,525 SH       SOLE                              6,525
DEERE & CO                      COM               244199105       1,291      15,955 SH       SOLE                             15,955
DELL INC                        COM               24702R101       1,115      67,190 SH       SOLE                             67,190
DISNEY WALT CO                  COM DISNEY        254687106       1,395      31,866 SH       SOLE                             31,866
DOLBY LABORATORIES INC          COM               25659T107         664      17,450 SH       SOLE                             17,450
DIGITAL RIV INC                 COM               25388B104         195      10,400 SH       SOLE                             10,400
DUKE ENERGY CORP NEW            COM               26441C105       1,026      48,836 SH       SOLE                             48,836
DEUTSCHE BK AG LDN BRH          PS GOLD DS ETN    25154H756         122      26,400 SH       SOLE                             26,400
ELECTRONIC ARTS INC             COM               285512109         468      28,400 SH       SOLE                             28,400
CONSOLIDATED EDISON INC         COM               209115104         634      10,850 SH       SOLE                             10,850
ELECTRONICS FOR IMAGING INC     COM               286082102         328      19,750 SH       SOLE                             19,750
E M C CORP MASS                 COM               268648102       4,669     156,268 SH       SOLE                            156,268
EXPEDITORS INTL WASH INC        COM               302130109       1,115      23,965 SH       SOLE                             23,965
FORD MTR CO DEL                 COM PAR $0.01     345370860         164      13,107 SH       SOLE                             13,107
FAMILY DLR STORES INC           COM               307000109         791      12,500 SH       SOLE                             12,500
FEDEX CORP                      COM               31428X106       1,368      14,875 SH       SOLE                             14,875
FREDS INC                       CL A              356108100         274      18,750 SH       SOLE                             18,750
GENERAL ELECTRIC CO             COM               369604103       3,322     165,510 SH       SOLE                            165,510
GILEAD SCIENCES INC             COM               375558103         347       7,100 SH       SOLE                              7,100
CORNING INC                     COM               219350105       1,155      82,049 SH       SOLE                             82,049
GOOGLE INC                      CL A              38259P508       1,558       2,430 SH       SOLE                              2,430
GLAXOSMITHKLINE PLC             SPONSORED ADR     37733W105         294       6,550 SH       SOLE                              6,550
GLOBAL SOURCES LTD              ORD               G39300101         317      51,510 SH       SOLE                             51,510
HOME DEPOT INC                  COM               437076102       1,035      20,563 SH       SOLE                             20,563
HONDA MOTOR LTD                 AMERN SHS         438128308         467      12,151 SH       SOLE                             12,151
HELMERICH & PAYNE INC           COM               423452101         497       9,204 SH       SOLE                              9,204
HEWLETT PACKARD CO              COM               428236103         591      24,799 SH       SOLE                             24,799
INTERNATIONAL BUSINESS MACHS    COM               459200101       2,397      11,488 SH       SOLE                             11,488
INTEGRATED DEVICE TECHNOLOGY    COM               458118106         391      54,650 SH       SOLE                             54,650
INTEL CORP                      COM               458140100       4,508     160,346 SH       SOLE                            160,346
INTUIT                          COM               461202103         274       4,550 SH       SOLE                              4,550
ISHARES TR                      TRANSP AVE IDX    464287192         583       6,226 SH       SOLE                              6,226
JOHNSON & JOHNSON               COM               478160104       3,143      47,651 SH       SOLE                             47,651
JUNIPER NETWORKS INC            COM               48203R104         467      20,425 SH       SOLE                             20,425
JOES JEANS INC                  COM               47777N101          28      23,000 SH       SOLE                             23,000
JPMORGAN CHASE & CO             COM               46625H100         249       5,414 SH       SOLE                              5,414
KRAFT FOODS INC                 CL A              50075N104         298       7,830 SH       SOLE                              7,830
KIMBERLY CLARK CORP             COM               494368103       1,299      17,586 SH       SOLE                             17,586
COCA COLA CO                    COM               191216100       4,862      65,699 SH       SOLE                             65,699
LOCKHEED MARTIN CORP            COM               539830109       1,295      14,412 SH       SOLE                             14,412
LINCOLN NATL CORP IND           COM               534187109         242       9,193 SH       SOLE                              9,193
LOWES COS INC                   COM               548661107       3,643     116,081 SH       SOLE                            116,081
LSI CORPORATION                 COM               502161102         630      72,549 SH       SOLE                             72,549
MCDONALDS CORP                  COM               580135101       1,682      17,144 SH       SOLE                             17,144
MEREDITH CORP                   COM               589433101         450      13,850 SH       SOLE                             13,850
MCDERMOTT INTL INC              COM               580037109         679      53,015 SH       SOLE                             53,015
MEDTRONIC INC                   COM               585055106         251       6,400 SH       SOLE                              6,400
MARTIN MARIETTA MATLS INC       COM               573284106         752       8,786 SH       SOLE                              8,786
3M CO                           COM               88579Y101       1,646      18,451 SH       SOLE                             18,451
MONSANTO CO NEW                 COM               61166W101       1,866      23,395 SH       SOLE                             23,395
MOSAIC CO NEW                   COM               61945C103       1,133      20,497 SH       SOLE                             20,497
MORGAN STANLEY                  COM NEW           617446448         722      36,763 SH       SOLE                             36,763
MICROSOFT CORP                  COM               594918104       4,482     138,962 SH       SOLE                            138,962
NIKE INC                        CL B              654106103         347       3,200 SH       SOLE                              3,200
NOKIA CORP                      SPONSORED ADR     654902204         808     147,087 SH       SOLE                            147,087
NUCOR CORP                      COM               670346105       1,501      34,958 SH       SOLE                             34,958
NVIDIA CORP                     COM               67066G104       1,201      78,030 SH       SOLE                             78,030
NOVARTIS A G                    SPONSORED ADR     66987V109         260       4,696 SH       SOLE                              4,696
ORACLE CORP                     COM               68389X105       3,071     105,317 SH       SOLE                            105,317
PAYCHEX INC                     COM               704326107         634      20,450 SH       SOLE                             20,450
PEPSICO INC                     COM               713448108         666      10,033 SH       SOLE                             10,033
PFIZER INC                      COM               717081103       1,872      82,681 SH       SOLE                             82,681
PROCTER & GAMBLE CO             COM               742718109       3,905      58,106 SH       SOLE                             58,106
PROGRESS ENERGY INC             COM               743263105         733      13,794 SH       SOLE                             13,794
PHILIP MORRIS INTL INC          COM               718172109         421       4,751 SH       SOLE                              4,751
PMC-SIERRA INC                  COM               69344F106          83      11,426 SH       SOLE                             11,426
PIEDMONT NAT GAS INC            COM               720186105         269       8,642 SH       SOLE                              8,642
POTASH CORP SASK INC            COM               73755L107         238       5,200 SH       SOLE                              5,200
QUANTA SVCS INC                 COM               74762E102         306      14,650 SH       SOLE                             14,650
QUALCOMM INC                    COM               747525103       3,342      49,110 SH       SOLE                             49,110
RAYTHEON CO                     COM NEW           755111507         546      10,350 SH       SOLE                             10,350
ROYAL BK CDA MONTREAL QUE       COM               780087102         663      11,422 SH       SOLE                             11,422
SAP AG                          SPON ADR          803054204         267       3,825 SH       SOLE                              3,825
SCHWAB CHARLES CORP NEW         COM               808513105         428      29,750 SH       SOLE                             29,750
SPECTRA ENERGY CORP             COM               847560109         418      13,247 SH       SOLE                             13,247
SIEMENS A G                     SPONSORED ADR     826197501         948       9,400 SH       SOLE                              9,400
SIGMA ALDRICH CORP              COM               826552101         900      12,320 SH       SOLE                             12,320
SCHLUMBERGER LTD                COM               806857108       2,060      29,457 SH       SOLE                             29,457
STEIN MART INC                  COM               858375108         214      32,450 SH       SOLE                             32,450
SYNOPSYS INC                    COM               871607107         208       6,785 SH       SOLE                              6,785
SOUTHERN CO                     COM               842587107         651      14,500 SH       SOLE                             14,500
PROSHARES TR                    PSHS ULT S&P 500  74347R107         690      11,822 SH       SOLE                             11,822
STRYKER CORP                    COM               863667101         394       7,100 SH       SOLE                              7,100
AT&T INC                        COM               00206R102         802      25,687 SH       SOLE                             25,687
PROSHARES TR                    PSHS ULTSH 2 0YRS 74347R297       1,201      58,750 SH       SOLE                             58,750
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209       1,618      35,900 SH       SOLE                             35,900
TARGET CORP                     COM               87612E106         556       9,537 SH       SOLE                              9,537
TIBCO SOFTWARE INC              COM               88632Q103       2,262      74,175 SH       SOLE                             74,175
TOYOTA MOTOR CORP               SP ADR REP2COM    892331307       2,542      29,276 SH       SOLE                             29,276
TRIQUINT SEMICONDUCTOR INC      COM               89674K103         359      52,100 SH       SOLE                             52,100
TRANSCANADA CORP                COM               89353D107         413       9,600 SH       SOLE                              9,600
TRAVELERS COMPANIES INC         COM               89417E109         512       8,654 SH       SOLE                              8,654
UNITEDHEALTH GROUP INC          COM               91324P102         779      13,220 SH       SOLE                             13,220
UNITED PARCEL SERVICE INC       CL B              911312106       1,161      14,377 SH       SOLE                             14,377
UNITED TECHNOLOGIES CORP        COM               913017109         212       2,553 SH       SOLE                              2,553
PROSHARES TR                    PSHS ULTRUSS2000  74347R842         358       8,170 SH       SOLE                              8,170
PROSHARES TR                    ULTRA FNCLS NEW   74347X633         433       6,890 SH       SOLE                              6,890
VISA INC                        COM CL A          92826C839       1,079       9,142 SH       SOLE                              9,142
VARIAN MED SYS INC              COM               92220P105       1,257      18,225 SH       SOLE                             18,225
VERIZON COMMUNICATIONS INC      COM               92343V104         700      18,319 SH       SOLE                             18,319
WALGREEN CO                     COM               931422109         582      17,375 SH       SOLE                             17,375
WELLS FARGO & CO NEW            COM               949746101         479      14,045 SH       SOLE                             14,045
WHOLE FOODS MKT INC             COM               966837106       1,013      12,170 SH       SOLE                             12,170
WAL MART STORES INC             COM               931142103       6,484     105,942 SH       SOLE                            105,942
WARWICK VALLEY TEL CO           COM               936750108         532      35,850 SH       SOLE                             35,850
SELECT SECTOR SPDR TR           SBI INT-INDS      81369Y704         689      18,413 SH       SOLE                             18,413
EXELIS INC                      COM               30162A108         176      14,060 SH       SOLE                             14,060
EXXON MOBIL CORP                COM               30231G102      16,430     189,434 SH       SOLE                            189,434
XYLEM INC                       COM               98419M100         396      14,270 SH       SOLE                             14,270